Employee benefits expense - Summary of Employee Benefits Expense (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Classes of employee benefits expense [abstract]
Salaries, wages and bonus	₨ 949	₨ 785	₨ 728
Contribution to provident and other funds	50	37	41
Share based payments (refer note 42)	203	72	183
Gratuity expense (refer note 40)	15	13	13
Staff welfare expenses	42	44	43
Total	₨ 1,259	₨ 951	₨ 1,008